Note 14 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
14.	Subsequent events

In
December 2019,
a novel strain of coronavirus (“COVID-
19”
) was reported to have surfaced in Wuhan, China, and has since spread across the world. The World Health Organization characterized COVID-
19
as a pandemic on
March 11, 2020.
The outbreak has impacted the Company’s operations, including the temporary closures of offices, quarantines of individuals, travel bans, delays in enrollments of patients in the Company’s clinical trials in certain regions, and regulatory interactions and inspection. If the COVID-
19
outbreak is
not
effectively controlled in a short period of time, the Company’s business and results of operations could be adversely affected, to the extent the COVID-
19
outbreak harms the PRC and world economy generally, or otherwise harms the business of the Company’s suppliers, who may
experience temporary suspension of their clinical trial activities, and delays in providing clinical supplies of the Company’s product candidates. The Company may
also encounter potential disruptions in raising additional capital through additional equity and/or debt financing. Given the uncertainty of the situation, the effects of the spread of COVID-
19
and the duration of the business disruption and related financial impact cannot be reasonably estimated at this time.